Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Business combination, consideration transferred		$ 92,195	$ 0	$ 0
Entities Under Common Control
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Business combination, consideration transferred		$ (30,825)
Teekay Management Companies | Supplement retirement contribution plan
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Business combination, consideration transferred	$ 6,000
Teekay Management Companies | Supplement retirement contribution plan | Entities Under Common Control
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Business combination, consideration transferred	$ 6,000